Financial instruments (Details 20) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Series P bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,027